Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting
Segment Reporting

20.  Segment Reporting

The Group’s operating segments are as follows:

(i)

Oncology/Immunology: focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:

(a)

R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions, out-licensing of in-house developed drugs, as well as administrative activities to support research and development operations; and

(b)	Marketed Products: comprises the invoiced sales, marketing, manufacture and distribution of drugs developed from research and development activities including out-licensed marketed products.
(ii)	Other Ventures: comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and healthcare products.

In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment mainly on the basis of headcount or usage, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the chief operating decision maker does not evaluate the performance of segments using asset information.

The performance of the reportable segments is assessed based on segment net income attributable to the Company.

(i)Segment information:

	Six Months Ended June 30, 2025
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	44,408	99,039	143,447	134,230	—	277,677
Cost of revenue	—	(38,223)	(38,223)	(129,354)	—	(167,577)
Research and development expenses	(71,990)	—	(71,990)	—	—	(71,990)
Selling expenses	—	(11,828)	(11,828)	(2,045)	—	(13,873)
Administrative expenses	(14,599)	(1,564)	(16,163)	(2,222)	(9,366)	(27,751)
Gain on divestment of an equity investee	—	—	—	477,456	—	477,456
Interest income	509	—	509	57	19,023	19,589
Interest expense	(1,033)	—	(1,033)	(257)	(175)	(1,465)
Equity in earnings of an equity investee, net of tax	—	—	—	23,125	—	23,125
Income tax expense	(394)	(67)	(461)	(61,614)	(1,087)	(63,162)
Other segment items	(2,612)	(74)	(2,686)	928	4,683	2,925
Net (loss)/income attributable to the Company	(45,711)	47,283	1,572	440,304	13,078	454,954
Depreciation/ amortization	(5,602)	(422)	(6,024)	(51)	(43)	(6,118)
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,649	10,000	15,649	150	—	15,799

	Six Months Ended June 30, 2024
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	40,841	127,796	168,637	137,044	—	305,681
Cost of revenue	—	(48,458)	(48,458)	(131,677)	—	(180,135)
Research and development expenses	(95,256)	—	(95,256)	—	—	(95,256)
Selling expenses	—	(24,817)	(24,817)	(2,534)	—	(27,351)
Administrative expenses	(16,395)	(341)	(16,736)	(2,346)	(11,378)	(30,460)
Interest income	418	—	418	116	20,040	20,574
Interest expense	(914)	—	(914)	(362)	(200)	(1,476)
Equity in earnings of an equity investee, net of tax	—	—	—	33,807	—	33,807
Income tax expense	(579)	(530)	(1,109)	(97)	(1,680)	(2,886)
Other segment items	4,048	(455)	3,593	198	(488)	3,303
Net (loss)/income attributable to the Company	(67,837)	53,195	(14,642)	34,149	6,294	25,801
Depreciation/ amortization	(6,076)	—	(6,076)	(130)	(46)	(6,252)
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,763	—	3,763	1,929	1,234	6,926

	June 30, 2025
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Total assets	209,654	104,056	313,710	156,150	1,306,080	1,775,940
Property, plant and equipment	94,080	—	94,080	415	78	94,573
Right-of-use assets	1,730	—	1,730	1,317	832	3,879
Leasehold land	10,883	—	10,883	—	—	10,883
Intangible asset (note)	—	9,647	9,647	—	—	9,647
Goodwill	—	—	—	3,064	—	3,064
Investment in an equity investee	—	—	—	3,645	—	3,645
Investment in equity security	5,000	—	5,000	—	—	5,000

Note: During the six months ended June 30, 2025, Tazemetostat was granted approval by the National Medical Products Administration of China for the treatment of adult patients with relapsed or refractory follicular lymphoma with EZH2 mutation, triggering a US$10 million milestone payment, and a corresponding intangible asset was recognized.

	December 31, 2024
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Total assets	225,661	88,502	314,163	194,604	765,429	1,274,196
Property, plant and equipment	91,929	—	91,929	448	121	92,498
Right-of-use assets	1,845	—	1,845	1,615	1,037	4,497
Leasehold land	10,706	—	10,706	—	—	10,706
Goodwill	—	—	—	2,990	—	2,990
Investment in an equity investee	—	—	—	77,765	—	77,765
Investment in equity security	5,000	—	5,000	—	—	5,000

Unallocated expenses mainly represent corporate expenses which include corporate administrative costs, corporate employee benefit expenses and the relevant share-based compensation expenses, net of interest income. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

(ii)Geographic information:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Revenue from external customers:
PRC	205,120	229,069
US and Others	72,557	76,612
	277,677	305,681

	June 30, 2025			December 31, 2024
	PRC	US and Others	Total	PRC	US and Others	Total

	(in US$’000)
Total assets	1,716,982	58,958	1,775,940	1,212,722	61,474	1,274,196
Property, plant and equipment	94,030	543	94,573	91,849	649	92,498
Right-of-use assets	3,252	627	3,879	4,086	411	4,497
Leasehold land	10,883	—	10,883	10,706	—	10,706
Intangible asset	9,647	—	9,647	—	—	—
Goodwill	3,064	—	3,064	2,990	—	2,990
Investment in an equity investee	3,645	—	3,645	77,765	—	77,765
Investment in equity security	5,000	—	5,000	5,000	—	5,000

(iii)Other information:

A summary of customers which accounted for over 10% of the Group’s revenue for the six months ended June 30, 2025 and 2024 is as follows:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Customer A	72,557	76,612
Customer B	32,513	45,396

Customer A and B are included in Oncology/Immunology.